Directors’ and key management personnel remuneration - Additional information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) director	Dec. 31, 2023 USD ($) director	Dec. 31, 2022 USD ($) director
Disclosure Of Directors And Key Management Remuneration [Line Items]
Aggregate remuneration, including pension contributions	$ 17,141	$ 16,227	$ 11,427
Aggregate pension contribution to defined contribution plans	186	155	174
Other employment costs	2,316	1,321	1,173
– Rio Tinto plc
Disclosure Of Directors And Key Management Remuneration [Line Items]
Aggregate remuneration, including pension contributions	16,185	15,184	10,692
Aggregate pension contribution to defined contribution plans	26	20	10
– Rio Tinto Limited
Disclosure Of Directors And Key Management Remuneration [Line Items]
Aggregate remuneration, including pension contributions	956	1,043	735
Aggregate pension contribution to defined contribution plans	$ 0	$ 0	$ 0
Defined Benefit Plan
Disclosure Of Directors And Key Management Remuneration [Line Items]
Number of directors accrued retirement benefits under defined contribution arrangements | director	0	0	0
Defined Contribution Plans
Disclosure Of Directors And Key Management Remuneration [Line Items]
Number of directors accrued retirement benefits under defined contribution arrangements | director	2	2	2